[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


August 17, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 2054

     Re:     Van Kampen Unit Trusts, Municipal Series 1104
             File No. (333-181903) (CIK No. 1550229)
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Ladies  and  Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on August 15, 2012.


Very truly yours,

/s/ JOHN F. TIERNEY

JOHN F. TIERNEY
VICE PRESIDENT,
Van Kampen Funds Inc.